Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2026		Jan. 31, 2026		Oct. 31, 2025
Assets:
Precious metals		$ 10,200		$ 11,543		$ 5,156
Trading assets
Loans		6,537		8,052		8,487
Securities		149,705		151,821		140,844
Other		1,447		1,170		2,892
Derivative financial instruments
Derivative Financial Assets		46,709		47,788		46,531
Liabilities:
Deposits	[1]	981,489		971,682		966,279
Financial liabilities designated at fair value through profit or loss		48,629		47,740		47,165
Obligations related to securities sold short		38,064		33,147		38,104
Derivative financial instruments
Derivative Financial Liabilities		56,854		58,165		56,031
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	10,200		11,543		5,156	[3],[4]
Trading assets
Assets		157,689		161,043		152,223
Investment securities
Investment securities		127,818	[5]	119,947	[5]	126,226	[3],[4]
Derivative financial instruments
Derivative Financial Assets		46,709		47,788		46,531
Liabilities:
Deposits	[4]	448		335		335
Financial liabilities designated at fair value through profit or loss		48,629	[4]	47,740	[4]	47,165
Obligations related to securities sold short		38,064	[4]	33,147		38,104
Derivative financial instruments
Derivative Financial Liabilities		56,854		58,165		56,031
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		6,537		8,052		8,487
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		20,787		18,600		15,801
Investment securities
Investment securities		23,443	[5]	22,209	[5]	23,110	[3],[4]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		12,806		11,568		11,710
Investment securities
Investment securities		23,993	[5]	21,240	[5]	20,843	[3],[4]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		10,107		9,337		9,132
Investment securities
Investment securities		47,090	[5]	45,305	[5]	49,036	[3],[4]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,932		12,110		10,288
Investment securities
Investment securities		27,713	[5]	25,932	[5]	27,726	[3],[4]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,568		11,146		10,116
Investment securities
Investment securities		3,254	[5]	2,904	[5]	3,040	[3],[4]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		82,505		89,060		83,797
Investment securities
Investment securities		2,325	[5]	2,357	[5]	2,471	[3],[4]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,447		1,170		2,892
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,456		9,383		9,807
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,997		27,544		26,412
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,806		6,869		7,429
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		178		326		273
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,272		3,666		2,610
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,415		17,152		17,189
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,489		27,353		25,793
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		10,950		7,880		10,114
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21		23		26
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6,979		5,757		2,909
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		121,894		125,230		120,116
Investment securities
Investment securities		79,855	[5]	68,234	[5]	81,047	[3],[4]
Derivative financial instruments
Derivative Financial Assets		596		513		816
Liabilities:
Obligations related to securities sold short		33,715	[4]	29,441		34,864
Derivative financial instruments
Derivative Financial Liabilities		848		800		783
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,886		14,997		13,838
Investment securities
Investment securities		14,170	[5]	12,483	[5]	15,143	[3],[4]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,498		7,071		8,374
Investment securities
Investment securities		17,815	[5]	11,925	[5]	16,293	[3],[4]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		10,107		9,337		9,132
Investment securities
Investment securities		41,153	[5]	39,174	[5]	42,300	[3],[4]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		713		982		1,837
Investment securities
Investment securities		6,445	[5]	4,336	[5]	7,099	[3],[4]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		3,352		3,922		3,523
Investment securities
Investment securities		192	[5]	194	[5]	116	[3],[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		82,338		88,921		83,412
Investment securities
Investment securities		80	[5]	122	[5]	96	[3],[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		596		513		816
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		848		800		783
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	10,200		11,543		5,156	[3],[4]
Trading assets
Assets		35,632		35,641		32,094
Investment securities
Investment securities		46,044	[5]	49,744	[5]	43,101	[3],[4]
Derivative financial instruments
Derivative Financial Assets		46,067		47,165		45,530
Liabilities:
Deposits	[4]	448		335		335
Financial liabilities designated at fair value through profit or loss		48,629	[4]	47,740	[4]	47,165
Obligations related to securities sold short		4,349	[4]	3,706		3,240
Derivative financial instruments
Derivative Financial Liabilities		55,966		57,322		55,183
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		6,391		7,891		8,486
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		4,901		3,603		1,963
Investment securities
Investment securities		9,273	[5]	9,726	[5]	7,967	[3],[4]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,308		4,497		3,336
Investment securities
Investment securities		6,178	[5]	9,315	[5]	4,550	[3],[4]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities		5,937	[5]	6,131	[5]	6,736	[3],[4]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,219		11,128		8,451
Investment securities
Investment securities		21,268	[5]	21,596	[5]	20,627	[3],[4]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		8,216		7,224		6,593
Investment securities
Investment securities		3,053	[5]	2,679	[5]	2,892	[3],[4]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		150		128		373
Investment securities
Investment securities		335	[5]	297	[5]	329	[3],[4]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,447		1,170		2,892
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,456		9,383		9,804
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,996		27,543		26,411
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,181		6,263		6,452
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		169		320		269
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,265		3,656		2,594
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,414		17,149		17,181
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,489		27,353		25,793
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		10,074		7,052		9,288
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19		21		24
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6,970		5,747		2,897
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		163		172		13
Investment securities
Investment securities		1,919	[5]	1,969	[5]	2,078	[3],[4]
Derivative financial instruments
Derivative Financial Assets		46		110		185
Derivative financial instruments
Derivative Financial Liabilities		40		43		65
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		146		161		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities		9	[5]	31	[5]	32	[3],[4]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		17		11		12
Investment securities
Investment securities		1,910	[5]	1,938	[5]	2,046	[3],[4]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						3
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1		1		1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29		93		161
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9		6		4
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7		10		16
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1		3		8
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28		28		43
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2		2		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 9		$ 10		$ 12

[1]	Deposits denominated in U.S. dollars amount to $317,453 (January 31, 2026 – $310,021 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,300 (January 31, 2026 – $20,881; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $36,731 (January 31, 2026 – $35,542; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $109,608 (January 31, 2026 – $110,665; October 31, 2025 – $117,530).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $23,722.
[4]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
[5]	Excludes debt investment securities measured at amortized cost of $21,988 (January 31, 2026 – $22,452).